Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Summary of Significant Accounting Policies
Summary of estimated useful lives of assets
Assets	Useful life
Properties	Shorter of lease term and useful life of the asset
Leasehold improvements	11 years
Other equipment	5 – 10 years